October 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:	Jim O’Connor, Esq.

  Division of Investment Management

Re:	SunAmerica Focused Series, Inc.

  Pre-Effective Amendment No. 1 to the Registration Statement of Form N-14

  Securities Act File No. 333-161695

Dear Mr. O’Connor:

On behalf of SunAmerica Focused Series, Inc. (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Focused Growth and Income Portfolio, a series of the Registrant, of all of the assets and liabilities of each of the SunAmerica Growth and Income Fund and the SunAmerica Balanced Assets Fund, each a series of SunAmerica Equity Funds, in exchange for Class A, Class B, Class C and Class I shares of the Focused Growth and Income Portfolio (each, a “Reorganization”). The Registration Statement was initially filed with the Securities and Exchange Commission (the “Commission”) on September 2, 2009.

The purpose of the Amendment is to respond to comments from the staff of the Division of Investment Management of the SEC (the “Staff”), and to reflect minor revisions to the disclosure. As discussed in our telephone conversations, concurrently herewith, by separate letter, the Registrant has filed a request for acceleration of effectiveness of the Registration Statement for Friday, October 2, 2009.

NEW YORK        WASHINGTON, DC        PARIS        LONDON        MILAN         ROME        FRANKFURT        BRUSSELS

October 1, 2009

Please call the undersigned at (212) 728-8138 with any questions or comments.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management Corp.

Margery K. Neale, Esq., Willkie Farr & Gallagher LLP

Jack D. Cohen, Esq., Willkie Farr & Gallagher LLP